OTHER ASSETS - Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Total other assets	$ 767.9	$ 582.5
Less current portion of contract assets	(174.9)	(160.3)
Less current portion of audiovisual content (included in "Inventories")	(138.0)	(119.3)
Less current portion of contract costs (included in "Other current assets")	(59.9)	(54.5)
Total other assets	$ 395.1	$ 248.4